Securities, 424I - Securities, 424I: 1	Feb. 25, 2026 USD ($)
Securities, 424I Table
Fee Previously Paid	false
Security Class Title	Ordinary shares underlying the Rights included as part of the Units(2)
Amount of Registration Fee	$ 1,323.46